Breakdown of expenses by nature - Additional Information (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) Employees	Dec. 31, 2020 EUR (€) Employees	Dec. 31, 2019 EUR (€) Employees
Disclosure Of Expenses By Nature [Line Items]
Post employment expense benefits defined benefit plans	€ 5	€ 285
Provision for employee benefits	73	78	€ 363
Past service costs defined benefit plans	19	380
Retirement Indemnity Plan [Member] | First Ten Years [Member]
Disclosure Of Expenses By Nature [Line Items]
Other long term benefits	€ 49	€ 48	€ 43
Country of domicile [member]
Disclosure Of Expenses By Nature [Line Items]
Number of employees | Employees	149	189	273
Country of domicile [member] | NETHERLANDS | Jubilee Plan [Member]
Disclosure Of Expenses By Nature [Line Items]
Acturial assumption of discount rates	0.80%	0.30%
Acturial assumption of expected salary	2.50%	2.50%
Acturial assumption of retirement age	68 years	67 years
Provision for employee benefits	€ 73	€ 78
Past service costs defined benefit plans	19	380
Past service costs defined benefit plans due to reduction in the number of participants	269
Past service costs defined benefit plans due to change in the plan	111
Country of domicile [member] | NETHERLANDS | ABP Defined Contribution Pension Plan [Member]
Disclosure Of Expenses By Nature [Line Items]
Defined contribution plans post employment benefits	€ 1,034	€ 1,716	€ 1,697
Funding ratio percentage	110.20%	93.50%	97.80%
Policy funding ratio percentage	102.80%	87.60%	95.80%
Policy funding ratio statutory requirement percentage	104.00%
Policy funding ratio minimum percentage needed	110.00%	126.00%	128.00%
Term for which the recovery plan shall be submitted	10 years	10 years	10 years
Foreign countries [member]
Disclosure Of Expenses By Nature [Line Items]
Number of employees | Employees	48	52	63
Foreign countries [member] | BELGIUM | ABP Defined Benefit Pension Plan [Member]
Disclosure Of Expenses By Nature [Line Items]
Post employment expense benefits defined benefit plans	€ 10	€ 27	€ 27
Foreign countries [member] | Germany United Kingdom Sweden And Norway [Member] | ABP Defined Contribution Pension Plan [Member]
Disclosure Of Expenses By Nature [Line Items]
Defined contribution plans post employment benefits	€ 75	€ 124	€ 101